Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets

10. Intangible assets

	Software £	Patent and licence costs £	Total £
Cost
At January 1, 2021	49,613	464,881	514,494
Additions		123,191	123,191
At December 31, 2021	49,613	588,072	637,685
Additions	-	124,485	124,485
At December 31, 2022	49,613	712,557	762,170

Amortization
At January 1, 2021	23,015	67,642	90,657
Charge for the year	16,521	46,930	63,451
At December 31, 2021	39,536	114,572	154,108
Charge for the year	7,125	47,921	55,046
At December 31, 2022	46,661	162,493	209,154

Net book value
At December 31, 2022	2,952	550,064	553,016

At December 31, 2021	10,077	473,500	483,577

The amortization charge for the year is recognized within research and development costs in the statements of comprehensive loss.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)